Consolidated Statements of Puttable Preferred Shares and Shareholders' Equity - USD ($) $ in Thousands	Total	Series D Puttable Preferred Shares [Member]	Class A Common Shares [Member]	Series F Preferred Shares [Member]	Series G Preferred Shares [Member]	Series H Preferred Shares [Member]	Series I Preferred Stock [Member]	Common Shares [Member]	Common Shares [Member] Class A Common Shares [Member]	Non-puttable Preferred Shares [Member]	Non-puttable Preferred Shares [Member] Series F Preferred Shares [Member]	Non-puttable Preferred Shares [Member] Series G Preferred Shares [Member]	Non-puttable Preferred Shares [Member] Series H Preferred Shares [Member]	Non-puttable Preferred Shares [Member] Series I Preferred Stock [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Class A Common Shares [Member]	Additional Paid-in Capital [Member] Series F Preferred Shares [Member]	Additional Paid-in Capital [Member] Series G Preferred Shares [Member]	Additional Paid-in Capital [Member] Series H Preferred Shares [Member]	Additional Paid-in Capital [Member] Series I Preferred Stock [Member]	Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2015	$ 1,776,183							$ 986		$ 237					$ (356)	$ 2,266,661						$ (460,425)	$ (30,920)
Balance, shares at Dec. 31, 2015								98,622,160		23,673,403
Net earnings (loss)	(139,039)																					(139,039)
Other comprehensive income	4,373																						4,373
Shares issued, value			$ 99,525	$ 140,000	$ 194,544	$ 225,000			$ 68		$ 56	$ 78	$ 90				$ 99,457	$ 139,944	$ 194,466	$ 224,910
Shares issued, shares									6,770,408		5,600,000	7,800,000	9,000,000
Fees and expenses in connection with issuance of common and preferred shares	(21,797)															(21,797)
Dividends on Class A common shares	(152,915)																					(152,915)
Dividends on preferred shares	(53,630)																					(53,630)
Amortization of Series C preferred share issuance costs																116						(116)
Shares issued through dividend reinvestment program	4,359							$ 3								4,356
Shares issued through dividend reinvestment program, shares								286,009
Share-based compensation expense (note 14):
Restricted Class A common shares, phantom share units, stock appreciation rights issued and restricted stock units	6,228							$ 2								6,226
Restricted Class A common shares, phantom share units, stock appreciation rights issued and restricted stock units, shares								164,235
Other share-based compensation	5,772							$ 4								7,139						(1,371)
Other share-based compensation, shares								446,643
Common shares repurchased, including related expenses	(8,269)							$ (6)								(8,263)
Common stock repurchased including related expenses, shares								(564,270)
Redemption of preferred shares including related expenses	(333,074)									$ (133)						(332,941)
Redemption of preferred shares including related expenses, shares										(13,321,774)
Treasury shares, value	(11)														(11)
Treasury shares								(2,539)
Balance at Dec. 31, 2016	1,747,249							$ 1,057		$ 328					(367)	2,580,274						(807,496)	(26,547)
Balance, shares at Dec. 31, 2016								105,722,646		32,751,629
Net earnings (loss)	175,237																					175,237
Other comprehensive income	2,859																						2,859
Shares issued, value	2,957		121,348						$ 196	$ 1						2,956	121,152
Shares issued, shares									19,550,000	121,077
Fees and expenses in connection with issuance of common and preferred shares	(2,649)															(2,649)
Dividends on Class A common shares	(83,615)																					(83,615)
Dividends on preferred shares	(64,416)																					(64,416)
Shares issued through dividend reinvestment program	21,785							$ 33								21,752
Shares issued through dividend reinvestment program, shares								3,300,537
Share-based compensation expense (note 14):
Restricted Class A common shares, phantom share units, stock appreciation rights issued and restricted stock units	17,320							$ 13								17,307
Restricted Class A common shares, phantom share units, stock appreciation rights issued and restricted stock units, shares								1,246,604
Other share-based compensation	11,367							$ 18								12,196						(847)
Other share-based compensation, shares								1,846,892
Treasury shares, value	(10)														(10)
Treasury shares								(2,578)
Puttable preferred shares, Balance at Dec. 31, 2017	$ 0
Puttable preferred shares Balance, Shares at Dec. 31, 2017	0
Balance at Dec. 31, 2017	$ 1,949,432							$ 1,317		$ 329					(377)	2,752,988						(781,137)	(23,688)
Balance, shares at Dec. 31, 2017								131,664,101		32,872,706
Net earnings (loss)	278,798																					278,798
Other comprehensive income	1,117																						1,117
Shares issued, value			$ 13,908				$ 150,000		$ 25					$ 60			$ 13,883				$ 149,940
Shares issued, shares								0	2,514,996					6,000,000
Preferred shares issued		$ 46,676
Preferred shares issued, shares		1,986,449
Warrants issued (note 12(c))	67,523															67,523
Exercise of warrants (note 12(c))	328,563							$ 385								328,178
Exercise of warrants (note 12(c)), shares								38,461,539
Fees and expenses in connection with issuance of common and preferred shares	(74,339)															(74,339)
Dividends on Class A common shares	(72,744)																					(72,744)
Dividends on preferred shares	(68,712)																					(68,712)
Puttable preferred shares accretion of preferred shares with holder put option		$ 1,463
Accretion of preferred shares with holder put option	(1,463)																					(1,463)
Shares issued through dividend reinvestment program	22,807							$ 30								22,777
Shares issued through dividend reinvestment program, shares								2,986,159
Share-based compensation expense (note 14):
Restricted Class A common shares, phantom share units, stock appreciation rights issued and restricted stock units	3,134							$ 3								3,131
Restricted Class A common shares, phantom share units, stock appreciation rights issued and restricted stock units, shares								325,221
Other share-based compensation	1,949							$ 9								2,320						(380)
Other share-based compensation, shares								890,927
Redemption of preferred shares including related expenses	(140,000)									$ (56)						(139,944)
Redemption of preferred shares including related expenses, shares										(5,600,000)
Treasury shares, value	6														6
Treasury shares								(7,106)
Puttable preferred shares, Balance at Dec. 31, 2018	$ 48,139	$ 48,139
Puttable preferred shares Balance, Shares at Dec. 31, 2018	1,986,449	1,986,449
Balance at Dec. 31, 2018	$ 2,459,979							$ 1,769		$ 333					$ (371)	$ 3,126,457						$ (645,638)	$ (22,571)
Balance, shares at Dec. 31, 2018								176,835,837		33,272,706